May 4, 2021

VIA EDGAR

Securities and Exchange Commission

Office of Filings, Information and Consumer Services

100 F Street N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program, File Nos. 33-73408 and 811-08234

497(c) to Form N-1A Registration Statement for:

TIFF Multi-Asset Fund

TIFF Short-Term Fund

(collectively, the “Funds”)

Dear Sir or Madam:

On behalf of the TIFF Investment Program (the “Registrant”), attached for filing pursuant to Rule 497(c) of the Securities Act of 1933 as amended (the “1933 Act”) please find the final form of the Funds’ Prospectus dated April 30, 2021.

On April 30, 2021, the Registrant filed electronically its Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, File Nos. 33-73408 and 811-08234, pursuant to (1) the 1933 Act, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-16 thereunder, and (3) General Instructions B and C to Form N-1A (Accession number: 0001104659-21-059131).

Also on April 30, 2021, the Registrant filed electronically a Supplement to the Prospectus, pursuant to Rule 497(e) of the 1933 Act, to include after-tax information for the Risk Return Analysis-Performance Table (Accession number: 0001104659-21-059151).

Please do not hesitate to contact the undersigned at (617) 662-7193 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/Karen Jacoppo-Wood

Karen Jacoppo-Wood

Managing Director

State Street Bank and Trust Company

Administrator to the Funds